FIFTH THIRD FUNDS

                         Supplement dated July 22, 2005
    to the Stock and Bond and Money Market Mutual Funds and Asset Allocation
       Funds Class A, B, and C Shares Prospectus dated November 29, 2004.

LIFEMODEL FUNDS(SM)

LIFEMODEL(SM) AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) AGGRESSIVE FUND

          Small Cap Growth Index1                         6.0%
          Small Cap Value Index2                          6.0%
          International Index3                            8.0%
          Mid Cap Growth Index4                           10.0%
          Mid Cap Value Index5                            10.0%
          Large Cap Growth Index6                         18.0%
          Large Cap Value Index7                          18.0%
          Large Cap Core Index8                           14.0%
          Intermediate Bond Index10                       10.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                          INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                             (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                    8/1/02           31.81%            20.12%
LIFEMODEL AGGRESSIVE TARGET NEUTRAL
 ASSET CLASS INDEX BLEND***                   8/1/02           28.72%            18.19%


          ***LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                                  PERCENTAGE OF
          FUND NAME                                               FUND HOLDINGS

          Large Cap Core Fund........................................0-50%



                                                                 SP-ABCALL 0705

LIFEMODEL(SM) MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) MODERATELY AGGRESSIVE FUND

          Small Cap Growth Index1                                 4.7%
          Small Cap Value Index2                                  4.7%
          International Index3                                    6.2%
          Mid Cap Growth Index4                                   7.8%
          Mid Cap Value Index5                                    7.8%
          Large Cap Growth Index6                                 14.0%
          Large Cap Value Index7                                  14.0%
          Large Cap Core Index8                                   10.8%
          Bond Index9                                             5.0%
          Intermediate Bond Index10                               15.0%
          Short Term Bond Index11                                 10.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                   INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                      (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                             8/1/02           25.16%            17.01%
LIFEMODEL MODERATLEY AGGRESSIVE TARGET
 NEUTRAL ASSET CLASS INDEX BLEND***                    8/1/02           23.01%            15.81%


          ***LIFEMODEL MODERATLEY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATLEY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                PERCENTAGE OF
          FUND NAME                                             FUND HOLDINGS

          Large Cap Core Fund .....................................0-40%

      LIFEMODEL(SM) MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) MODERATE FUND

          Small Cap Growth Index1                                 3.3%
          Small Cap Value Index2                                  3.3%
          International Index3                                    4.4%
          Mid Cap Growth Index4                                   5.6%
          Mid Cap Value Index5                                    5.6%
          Large Cap Growth Index6                                 10.0%
          Large Cap Value Index7                                  10.0%
          Large Cap Core Index8                                   7.8%
          Bond Index9                                             10.0%
          Intermediate Bond Index10                               25.0%
          Short Term Bond Index11                                 15.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                 INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                    (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                           8/1/02           18.81%            13.98%
LIFEMODEL MODERATE TARGET NEUTRAL ASSET
 CLASS INDEX BLEND***                                8/1/02           17.46%            13.32%


          ***LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                               PERCENTAGE OF
          FUND NAME                                            FUND HOLDINGS

          Large Cap Core Fund .....................................0-30%

LIFEMODEL(SM) MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) MODERATELY CONSERVATIVE FUND

          Small Cap Growth Index1                                 2.7%
          Small Cap Value Index2                                  2.7%
          International Index3                                    3.6%
          Mid Cap Growth Index4                                   4.4%
          Mid Cap Value Index5                                    4.4%
          Large Cap Growth Index6                                 8.0%
          Large Cap Value Index7                                  8.0%
          Large Cap Core Index8                                   6.2%
          Bond Index9                                             10.0%
          Intermediate Bond Index10                               35.0%
          Short Term Bond Index11                                 15.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                                          8/1/02           15.77%            12.49%
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
 STYLE CLASS INDEX BLEND***                                         8/1/02           14.74%            12.03%


          ***LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                               PERCENTAGE OF
          FUND NAME                                            FUND HOLDINGS

          Large Cap Core Fund ....................................0-25%

LIFEMODEL(SM) CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) CONSERVATIVE FUND

          Small Cap Growth Index1                                 1.3%
          Small Cap Value Index2                                  1.3%
          International Index3                                    1.9%
          Mid Cap Growth Index4                                   2.2%
          Mid Cap Value Index5                                    2.2%
          Large Cap Growth Index6                                 4.0%
          Large Cap Value Index7                                  4.0%
          Large Cap Core Index8                                   3.1%
          Bond Index9                                             15.0%
          Intermediate Bond Index10                               45.0%
          Short Term Bond Index11                                 20.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                                          8/1/02            9.77%             9.35%
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE
 CLASS INDEX BLEND***                                               8/1/02            9.44%             9.39%


          ***LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                             PERCENTAGE OF
          FUND NAME                                          FUND HOLDINGS

          Large Cap Core Fund ................................. 0-15%

INDEX INFORMATION
-------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

EFFECTIVE AUGUST 1, 2005, THE SELECT STOCK FUND WILL BE RENAMED THE DIVIDEND GROWTH FUND AND SHARES OF THE SELECT STOCK FUND WILL NO LONGER BE OFFERED FOR SALE.

At a meeting held on March 30, 2005, the Board of Trustees of Fifth Third Funds unanimously approved a change to the name, investment strategies and non-fundamental investment policies of the Select Stock Fund. It is anticipated that the following changes will be effective August 1, 2005:

CHANGE IN FUND NAME

The Select Stock Fund will be renamed the DIVIDEND GROWTH FUND.

CHANGE IN INVESTMENT STRATEGIES

Whereas the Select Stock Fund achieved its investment objective by normally concentrating its investments in a group of 20 to 30 stocks, the Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy.

First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid capitalization companies. Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus and the first footnote on page 96 of the prospectus, are hereby eliminated in their entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts1.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill2.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill2.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson3.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave4.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig5 and the co-portfolio manager is Michael P. Wayton6.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig5 and the co-portfolio manager is Michael P. Wayton6.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski7.

1 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

2 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

3 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

4 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

5 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

6 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

7 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

------------------------------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate      5, 6, 11, 15-23,  Pre-Payment/Call
  mortgage pools into different maturity classes.                                    25, 26         Interest Rate
------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and  2, 6, 11, 12,       Pre-Payment
  pools of loans. These include collateralized mortgage obligations and real     16-23, 25, 27          Market
  estate mortgage investment conduits.                                                                  Credit
                                                                                                     Regulatory
------------------------------------------------------------------------------------------------------------------
  PARTICIPATION INTERESTS: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-26            Credit
                                                                                                      Liquidity
------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated July 22, 2005
   to the Stock and Bond Mutual Funds and Asset Allocation Funds Institutional
                   Shares Prospectus dated November 29, 2004.

LIFEMODEL FUNDS(SM)

LIFEMODEL(SM) AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) AGGRESSIVE FUND

          Small Cap Growth Index1                                 6.0%
          Small Cap Value Index2                                  6.0%
          International Index3                                    8.0%
          Mid Cap Growth Index4                                   10.0%
          Mid Cap Value Index5                                    10.0%
          Large Cap Growth Index6                                 18.0%
          Large Cap Value Index7                                  18.0%
          Large Cap Core Index8                                   14.0%
          Intermediate Bond Index10                               10.0%

      The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

      The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                          INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                             (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                    8/1/02           31.81%            20.12%
LIFEMODEL AGGRESSIVE TARGET NEUTRAL
 ASSET CLASS INDEX BLEND***                   8/1/02           28.72%            18.19%



          ***LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                              PERCENTAGE OF
          FUND NAME                                           FUND HOLDINGS

          Large Cap Core Fund ...................................0-50%


                                                                ST-STBD-I 0705

LIFEMODEL(SM) MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) MODERATELY AGGRESSIVE FUND

          Small Cap Growth Index1                                 4.7%
          Small Cap Value Index2                                  4.7%
          International Index3                                    6.2%
          Mid Cap Growth Index4                                   7.8%
          Mid Cap Value Index5                                    7.8%
          Large Cap Growth Index6                                 14.0%
          Large Cap Value Index7                                  14.0%
          Large Cap Core Index8                                   10.8%
          Bond Index9                                             5.0%
          Intermediate Bond Index10                               15.0%
          Short Term Bond Index11                                 10.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                      INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                         (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                                8/1/02           25.16%            17.01%
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
 ASSET CLASS INDEX BLEND***                               8/1/02           23.01%            15.81%


          ***LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                 PERCENTAGE OF
          FUND NAME                                              FUND HOLDINGS

          Large Cap Core Fund ...................................... 0-40%

      LIFEMODEL(SM) MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) MODERATE FUND

          Small Cap Growth Index1                                 3.3%
          Small Cap Value Index2                                  3.3%
          International Index3                                    4.4%
          Mid Cap Growth Index4                                   5.6%
          Mid Cap Value Index5                                    5.6%
          Large Cap Growth Index6                                 10.0%
          Large Cap Value Index7                                  10.0%
          Large Cap Core Index8                                   7.8%
          Bond Index9                                             10.0%
          Intermediate Bond Index10                               25.0%
          Short Term Bond Index11                                 15.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                                          8/1/02           18.81%            13.98%
LIFEMODEL MODERATE TARGET NEUTRAL ASSET
 CLASS INDEX BLEND***                                               8/1/02           17.46%            13.32%


          ***LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                               PERCENTAGE OF
          FUND NAME                                            FUND HOLDINGS

          Large Cap Core Fund ................................... 0-30%

LIFEMODEL(SM) MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODELSM MODERATELY CONSERVATIVE FUND

          Small Cap Growth Index1                                 2.7%
          Small Cap Value Index2                                  2.7%
          International Index3                                    3.6%
          Mid Cap Growth Index4                                   4.4%
          Mid Cap Value Index5                                    4.4%
          Large Cap Growth Index6                                 8.0%
          Large Cap Value Index7                                  8.0%
          Large Cap Core Index8                                   6.2%
          Bond Index9                                             10.0%
          Intermediate Bond Index10                               35.0%
          Short Term Bond Index11                                 15.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                                          8/1/02           15.77%            12.49%
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
 ASSET CLASS INDEX BLEND***                                         8/1/02           14.74%            12.03%

          ***LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                                PERCENTAGE OF
          FUND NAME                                             FUND HOLDINGS

          Large Cap Core Fund ....................................0-25%

LIFEMODEL(SM) CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

          Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          LIFEMODEL(SM) CONSERVATIVE FUND

          Small Cap Growth Index1                                 1.3%
          Small Cap Value Index2                                  1.3%
          International Index3                                    1.9%
          Mid Cap Growth Index4                                   2.2%
          Mid Cap Value Index5                                    2.2%
          Large Cap Growth Index6                                 4.0%
          Large Cap Value Index7                                  4.0%
          Large Cap Core Index8                                   3.1%
          Bond Index9                                             15.0%
          Intermediate Bond Index10                               45.0%
          Short Term Bond Index11                                 20.0%

          The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

          The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                     INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                        (Since 8/1/02)

TARGET NEUTRAL INDEX BLEND                               8/1/02            9.77%             9.35%
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET
 CLASS INDEX BLEND***                                    8/1/02            9.44%             9.39%

          ***LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

          Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                             PERCENTAGE OF
          FUND NAME                                          FUND HOLDINGS

          Large Cap Core Fund ..................................0-15%

INDEX INFORMATION
-------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

EFFECTIVE AUGUST 1, 2005, THE SELECT STOCK FUND WILL BE RENAMED THE DIVIDEND GROWTH FUND AND SHARES OF THE SELECT STOCK FUND WILL NO LONGER BE OFFERED FOR SALE.

At a meeting held on March 30, 2005, the Board of Trustees of Fifth Third
Funds unanimously approved a change to the name, investment strategies and non-fundamental investment policies of the Select Stock Fund. It is anticipated that the following changes will be effective August 1, 2005:

CHANGE IN FUND NAME

The Select Stock Fund will be renamed the DIVIDEND GROWTH FUND.

CHANGE IN INVESTMENT STRATEGIES

Whereas the Select Stock Fund achieved its investment objective by normally concentrating its investments in a group of 20 to 30 stocks, the Dividend Growth Fund will normally concentrate its investments in a group of 35 to 65 stocks.

In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Advisor will focus on five key areas in implementing the Fund's investment strategy.

First, the Advisor will employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid capitalization companies. Second, the Advisor will rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. Third, the Advisor will conduct an analysis of company fundamentals and historical valuations. Fourth, the Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate. Finally, the Advisor will employ a consistent sell strategy.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors. Accordingly, footnote 1 on page 14 of the prospectus is hereby eliminated in its entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts1.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill2.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill2.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson3.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave4.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig5 and the co-portfolio manager is Michael P. Wayton6.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig5 and the co-portfolio manager is Michael P. Wayton6.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski7.

1 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

2 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

3 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

4 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

5 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

6 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

7 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:


------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       5, 6, 11, 15-22  Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans       2, 6, 11, 12,      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and           16-23            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.          1, 3, 4, 11,      Interest Rate
                                                                                      15-22            Credit
                                                                                                      Liquidity
------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         Supplement dated July 22, 2005
  to the Stock and Bond and Money Market Mutual Funds Advisor Shares Prospectus
                            dated November 29, 2004.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 12 of the prospectus is hereby eliminated in its entirety.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

FIFTH THIRD BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko
M. Mikelic1.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk2.

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Daniel O'Neill3.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill3.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson4.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave5.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig6 and the co-portfolio manager is Michael P. Wayton7.

STRATEGIC INCOME FUND: The portfolio manager is John B. Schmitz and the co-portfolio manager is Peter Kwiatkowski8.

1 Mirko M. Mikelic has been a co-portfolio manager of the FIFTH THIRD BOND FUND since April 2005 and a co-portfolio manager of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

2 James R. Kirk has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since August 2002 and the co-portfolio manager of the FIFTH THIRD MULTI CAP VALUE FUND since April 2005. He is a Director of Large Cap Value Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Prior to his association with National City, Mr. Kirk was the President and Chief Investment Officer of Society Asset Management, a subsidiary of KeyCorp. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over thirty two years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and is a member and past president of the Cleveland Society of Security Analysts.

3 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

                                                              SP-ADV-ALL 0705

4 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

5 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

6 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

7 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

8 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 20 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

     Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       4, 5, 9, 12-14   Pre-Payment/Call
  mortgage pools into different maturity classes.                                                   Interest Rate
------------------------------------------------------------------------------------------------------------------
  Mortgage-Backed Securities: Debt obligations secured by real estate loans      2, 5, 9, 13-14      Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and                            Market
  real estate mortgage investment conduits.                                                            Credit
                                                                                                     Regulatory
------------------------------------------------------------------------------------------------------------------
  Participation Interests: Interests in bank loans made to corporations.         1, 3, 9, 12-14     Interest Rate
                                                                                                       Credit
                                                                                                      Liquidity
------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                       3